Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Premises and equipment and right-of-use assets	$ 2,284.0	$ 2,754.1
Assets associated with unit-linked insurance products	637.1	0.0
Inventories	547.3	645.6
Other revenue receivables	508.4	550.8
Finance lease receivables	266.1	305.4
Accrued interest and dividends	215.1	197.9
Prepaid expenses	205.8	245.9
Income tax, sales tax and subsidies receivable	231.9	256.4
Receivable for securities sold but not yet settled	135.4	28.5
Prepaid losses on claims	129.4	118.6
Pension surplus	113.8	48.8
Other	847.0	705.2
Current	2,333.6	2,430.0
Non-current	3,787.7	3,427.2
Other assets	6,121.3	5,857.2
Insurance and reinsurance companies
Segmented Information
Premises and equipment and right-of-use assets	725.6	758.1
Assets associated with unit-linked insurance products	637.1
Finance lease receivables	9.4	8.5
Accrued interest and dividends	211.4	195.5
Prepaid expenses	110.9	125.2
Income tax, sales tax and subsidies receivable	61.6	85.5
Receivable for securities sold but not yet settled	135.4	28.5
Prepaid losses on claims	129.4	118.6
Pension surplus	113.8	48.8
Other	791.1	620.0
Current	989.9	925.5
Non-current	1,935.8	1,063.2
Other assets	2,925.7	1,988.7
Non-insurance companies
Segmented Information
Premises and equipment and right-of-use assets	1,558.4	1,996.0
Inventories	547.3	645.6
Other revenue receivables	508.4	550.8
Finance lease receivables	256.7	296.9
Accrued interest and dividends	3.7	2.4
Prepaid expenses	94.9	120.7
Income tax, sales tax and subsidies receivable	170.3	170.9
Other	55.9	85.2
Current	1,343.7	1,504.5
Non-current	1,851.9	2,364.0
Other assets	$ 3,195.6	$ 3,868.5